First Trust SMID Growth Strength ETF Average Annual Total Returns			12 Months Ended	60 Months Ended	90 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
The SMID Growth Strength Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]
Nasdaq Riskalyze US Small Cap(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.69%	9.07%	8.50%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.81%	13.86%	13.72%
S&P 1000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			12.34%	9.75%	9.43%
First Trust SMID Growth Strength ETF
Prospectus [Line Items]
Average Annual Return, Percent			6.45%	8.25%	7.71%
Performance Inception Date		Jun. 20, 2017
First Trust SMID Growth Strength ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.26%	7.36%	6.83%
First Trust SMID Growth Strength ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.79%	6.07%	5.71%

[1]	On December 3, 2024, the Fund’s underlying index changed from the Nasdaq Riskalyze US Small CapTM Index to The SMID Growth Strength Index. Therefore, any Fund performance and historical returns shown above that incorporate Fund performance prior to December 3, 2024 reflect performance of the Fund based on the Nasdaq Riskalyze US Small CapTM Index and are not necessarily indicative of the performance that the Fund, based on The SMID Growth Strength Index, would have generated.
[2]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.